                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2003
---------------------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------
  This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               North Sound Capital LLC

Address:                            53 Forest Ave, Suite 202
                                    Old Greenwich, CT  06870

Form 13F File Number:      Unassigned.
                                      ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Andrew Wilder

Title:            Chief Financial Officer

Phone:            203-967-5750

Signature, Place, and Date of Signing:

/s/Andrew Wilder        Old Greenwich, Connecticut              August 14, 2003
-------------------    ---------------------------              ---------------
Andrew Wilder           City, State                                  Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:  0

Form 13F-HR Information Table Entry Total:   103 Items

Form 13F-HR Information Table Value Total:  $ 476,080.71 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE




                                                                M.V.      SHARE OR PRN   SH/PRN    Investment   Other      Voting
Description                    Title of Class   Id Cusip     (*1000)      Quantity       PUT/CALL  Discretion   Managers   Authority
------------------------------ ---------------- ------------ ------------ ------------- --------- ----------- ---------- -----------
99 CENTS ONLY                  COM               65440K106     1,029.60         30,000     SH       DEFINED       N/A        SHARED
APHTON CORP                    COM               03759P101       363.67         44,081     SH       DEFINED       N/A        SHARED
AQUANTIVE INC                  COM               03839G105     2,100.00        200,000     SH       DEFINED       N/A        SHARED
ARTISTDIRECT INC               COM               04315D400        72.95        162,100     SH       DEFINED       N/A        SHARED
AVX CORP                       COM               002444107     1,846.32        168,000     SH       DEFINED       N/A        SHARED
BERKSHIRE HATH-A               CL A              084670108     7,975.00            110     SH       DEFINED       N/A        SHARED
BIOVAIL CORP                   COM               09067J109    25,177.10        535,000     SH       DEFINED       N/A        SHARED
BLACK & DECKER                 COM               091797100     3,693.25         85,000     SH       DEFINED       N/A        SHARED
CABLEVISION SYS                CL A NY CABLVS    12686C109     9,342.00        450,000     SH       DEFINED       N/A        SHARED
COMPUTER ASSOCIATES            COM               204912109     2,228.00        100,000     SH       DEFINED       N/A        SHARED
CATERPILLAR INC                COM               149123101     3,768.18         67,700     SH       DEFINED       N/A        SHARED
CHAMPPS ENTERTAI               COM               158787101     5,834.58      1,241,400     SH       DEFINED       N/A        SHARED
CITRIX SYSTEMS                 COM               177376100     2,036.00        100,000     SH       DEFINED       N/A        SHARED
COMCAST CORP-SPL               COM               20030N200     8,697.00        300,000     SH       DEFINED       N/A        SHARED
COMPUTER MOTION                COM               205253107     2,180.51        561,986     SH       DEFINED       N/A        SHARED
CONOCOPHILLIPS                 COM               20825C104     4,932.00         90,000     SH       DEFINED       N/A        SHARED
CRITICAL HOME CA               COM               22674W108        76.30        250,985     SH       DEFINED       N/A        SHARED
CSX CORP                       COM               126408103    16,549.50        550,000     SH       DEFINED       N/A        SHARED
CYPRESS BIO C/S                COM               232674507     4,057.39        937,041     SH       DEFINED       N/A        SHARED
DADE BEHRING HOL               COM               23342J206    11,210.04        495,800     SH       DEFINED       N/A        SHARED
DENDREON CORP                  COM               24823Q107     1,529.55        257,500     SH       DEFINED       N/A        SHARED
DISCOVERY LABS                 COM               254668106       806.56        125,633     SH       DEFINED       N/A        SHARED
DOMINION RES INC               COM               25746U109     1,928.10         30,000     SH       DEFINED       N/A        SHARED
DYAX CORP                      COM               26746E103       887.40        217,500     SH       DEFINED       N/A        SHARED
ELAN CORP PLC - SPONS ADR      ADR               284131208       846.00        150,000     SH       DEFINED       N/A        SHARED
EMMIS COMM CORP                CL A              291525103     3,932.10        170,000     SH       DEFINED       N/A        SHARED
ENCYSIVE PHARMAC               COM               29256X107       956.00        200,000     SH       DEFINED       N/A        SHARED
ENSCO INTERNATIONAL INC        COM               26874Q100     2,690.00        100,000     SH       DEFINED       N/A        SHARED
ENTERGY CORP                   COM               29364G103     1,583.40         30,000     SH       DEFINED       N/A        SHARED
FIBER NET TELE                 COM               315653303     3,384.20      3,317,840     SH       DEFINED       N/A        SHARED
FREDDIE MAC                    COM               313400301     3,300.05         65,000     SH       DEFINED       N/A        SHARED
GENESCO INC                    COM               371532102     2,655.00        150,000     SH       DEFINED       N/A        SHARED
GENOIL                         COM               371924101       423.84      3,085,330     SH       DEFINED       N/A        SHARED
GLOBAL LIGHT TEL               COM               37934X100         0.07        337,300     SH       DEFINED       N/A        SHARED
GUIDANT CORP                   COM               401698105    19,975.50        450,000     SH       DEFINED       N/A        SHARED
HEARTLAND OIL AND GAS          COM               42235Q101       750.00        265,958     SH       DEFINED       N/A        SHARED
IMPAX LABS INC                 COM               45256B101     2,865.60        240,000     SH       DEFINED       N/A        SHARED
INSMED INC                     COM NEW           457669208       538.00        200,000     SH       DEFINED       N/A        SHARED
INTERMUNE PHARMA               COM               45884X103     1,619.00        100,000     SH       DEFINED       N/A        SHARED
INTL PAPER CO                  COM               460146103     4,108.95        115,000     SH       DEFINED       N/A        SHARED
INTRABIOTICS PHARMACEUTICALS   COM               46116T506       400.00        100,000     SH       DEFINED       N/A        SHARED
ISTA PHARMACEUTI               COM NEW           45031X204       416.25         75,000     SH       DEFINED       N/A        SHARED
JAN 04 PUTS ON XMSR US @ 10    PUT               9837598MB       925.00          5,000     PUT      DEFINED       N/A        SHARED
JETBLUE AIRWAYS                COM               477143101     5,287.26        125,947     SH       DEFINED       N/A        SHARED
JUL 03 CALLS ON BVF US @ 55    CALL              09067J9GK        15.39          1,231     CALL     DEFINED       N/A        SHARED
JUL 03 PUTS ON BVF US @ 40     PUT               09067J8SH        34.10          1,240     PUT      DEFINED       N/A        SHARED
JUL 03 PUTS ON EDS US @ 20     PUT               2856618SD        35.00          1,000     SH       DEFINED       N/A        SHARED
KAISER VENTURES                COM               483100103       493.67        132,000     SH       DEFINED       N/A        SHARED
KIMBERLY-CLARK                 COM               494368103     5,214.00        100,000     SH       DEFINED       N/A        SHARED
LEGATO SYSTEMS                 COM               524651106    12,267.10      1,456,900     SH       DEFINED       N/A        SHARED
LIBERTY MEDIA-A                COM SER A         530718105     6,242.40        540,000     SH       DEFINED       N/A        SHARED
LIGAND PHARM-B                 CL B              53220K207    16,987.50      1,250,000     SH       DEFINED       N/A        SHARED
MAYTAG CORP                    COM               578592107     2,686.20        110,000     SH       DEFINED       N/A        SHARED
MEDICIS PHARMACEUTICAL - CL A  CL A NEW          584690309     7,087.50        125,000     SH       DEFINED       N/A        SHARED
METAL MANAGEMENT               COM               591097209    13,104.36        736,200     SH       DEFINED       N/A        SHARED
MICROSOFT CORP                 COM               594918104     5,128.00        200,000     SH       DEFINED       N/A        SHARED
MOORE WALLACE IN               COM               615857109     4,697.60        320,000     SH       DEFINED       N/A        SHARED
MTR GAMING GROUP               COM               553769100     1,733.27        225,100     SH       DEFINED       N/A        SHARED
NEORX CORP                     COM               640520300       847.25        250,000     SH       DEFINED       N/A        SHARED
NEWFIELD EXPLORA               COM               651290108     3,004.00         80,000     SH       DEFINED       N/A        SHARED
NEWS CORP-ADR                  ADR NEW           652487703     5,448.60        180,000     SH       DEFINED       N/A        SHARED
NOBLE ENERGY INC.              COM               655044105     3,780.00        100,000     SH       DEFINED       N/A        SHARED
NORTH AMERICAN SCIENTIFIC      COM               65715D100     1,129.85        147,500     SH       DEFINED       N/A        SHARED
NOVAVAX INC                    COM               670002104       379.50         69,000     SH       DEFINED       N/A        SHARED
OCT 03 CALLS ON DAL US @ 17.5  CALL              2473619JW       190.00          2,000     CALL     DEFINED       N/A        SHARED
ORACLE CORP                    COM               68389X105     2,402.00        200,000     SH       DEFINED       N/A        SHARED
ORTEC INTL                     COM               68749B405       921.38        445,110     SH       DEFINED       N/A        SHARED
ORTHOVITA INC                  COM               68750U102     5,484.16      1,502,509     SH       DEFINED       N/A        SHARED
PHOTOGEN TECH                  COM               71932A309       928.70        462,963     SH       DEFINED       N/A        SHARED
PRAXAIR INC                    COM               74005P104     6,310.50        105,000     SH       DEFINED       N/A        SHARED
PRIMEDIA INC                   COM               74157K101     2,410.72        790,400     SH       DEFINED       N/A        SHARED
PRUDENTL FINL                  COM               744320102     3,893.31        115,700     SH       DEFINED       N/A        SHARED
RADIO ONE-CL D                 CL D NON VTG      75040P405     4,473.28        252,300     SH       DEFINED       N/A        SHARED
REMINGTON OIL                  COM               759594302     1,389.53         75,600     SH       DEFINED       N/A        SHARED
RH DONNELLEY                   COM NEW           74955W307     5,375.68        147,400     SH       DEFINED       N/A        SHARED
ROSS STORES INC                COM               778296103     9,451.20        220,000     SH       DEFINED       N/A        SHARED
SAFLINK CORP                   COM               786578302    45,070.71      7,108,945     SH       DEFINED       N/A        SHARED
SALIX PHARM                    COM               795435106     2,597.50        250,000     SH       DEFINED       N/A        SHARED
SAPPI LTD-ADR                  SPONSORED ADR     803069202     2,593.50        210,000     SH       DEFINED       N/A        SHARED
SATCON TECH PRIV - A           COM               803893106        94.00        178,362     SH       DEFINED       N/A        SHARED
SEPT 03 PUTS ON SMG US @ 45    PUT               8101868UI        38.22            392     PUT      DEFINED       N/A        SHARED
SEPT 03 PUTS ON SPX @ 850      PUT               6488150UJ        97.50            150     PUT      DEFINED       N/A        SHARED
SIRIUS SATELLITE RADIO INC     COM               82966U103       305.89        181,000     SH       DEFINED       N/A        SHARED
SLM                            COM               78442P106    11,751.00        300,000     SH       DEFINED       N/A        SHARED
STUDENT LOAN CRP               COM               863902102    11,503.80         91,300     SH       DEFINED       N/A        SHARED
SUPERVALU INC                  COM               868536103     6,929.00        325,000     SH       DEFINED       N/A        SHARED
TALISMAN ENERGY INC            COM               87425E103     9,170.00        200,000     SH       DEFINED       N/A        SHARED
TARGET CORP                    COM               87612E106     7,946.40        210,000     SH       DEFINED       N/A        SHARED
THE MENS WEARHOUSE INC         COM               587118100     6,118.00        280,000     SH       DEFINED       N/A        SHARED
THE VIALINK CO.                COM               92552Q101       134.91        992,000     SH       DEFINED       N/A        SHARED
TITAN PHARMACEUTICALS INC      COM               888314101       474.00        200,000     SH       DEFINED       N/A        SHARED
TOLL BROS INC                  COM               889478103     2,052.48         72,500     SH       DEFINED       N/A        SHARED
TRANSOCEAN OFFSH               ORD               G90078109     6,591.00        300,000     SH       DEFINED       N/A        SHARED
UNIVISION COMM-A               CL A              914906102     4,256.00        140,000     SH       DEFINED       N/A        SHARED
UNUMPROVIDENT                  COM               91529Y106     3,784.30        282,200     SH       DEFINED       N/A        SHARED
US BANCORP                     COM NEW           902973304     3,430.00        140,000     SH       DEFINED       N/A        SHARED
USG CORP                       COM NEW           903293405     6,632.90        349,100     SH       DEFINED       N/A        SHARED
VECTOR GROUP LTD               COM               92240M108     3,500.00        200,000     SH       DEFINED       N/A        SHARED
WASHINGTON GROUP               COM               938862208     2,936.79        134,100     SH       DEFINED       N/A        SHARED
WEIGHT WATCHERS                COM               948626106    13,647.00        300,000     SH       DEFINED       N/A        SHARED
WESTMORELAND COA               COM               960878106     5,451.54        299,700     SH       DEFINED       N/A        SHARED
WIRE ONE TECH                  COM               976521104     7,434.84      2,805,600     SH       DEFINED       N/A        SHARED
XTO ENERGY INC                 COM               98385X106     3,016.50        150,000     SH       DEFINED       N/A        SHARED

Total                                                         476,080.71
